TCW/DW Term Trust 2002
LETTER TO THE SHAREHOLDERS [] SEPTEMBER 30, 2002

Dear Shareholder:
For the 12 months ended September 30, 2002, the net asset value (NAV) of TCW/DW Term Trust 2002 decreased from $10.79 to $10.73 per share. Based on this change, and including reinvestment of dividends totaling $0.48 per share, the Trust's total return for the period was 4.03 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $10.55 to $10.68 per share. Based on this change, and including reinvestment of dividends, the Trust's total return for the period was 5.90 percent.


The Market
The U.S. Treasury market rallied significantly over the past 12 months as the pace of the economic recovery slowed and the stock market plummeted. The yield on the two-year Treasury fell to its lowest level since regular issuance of that maturity began in 1972 and edged below the federal funds rate target, signaling expectations that the Federal Reserve would ease rates again. The yield on the 10-year Treasury also fell, to its lowest level since 1958. Uncertainties related to a possible war with Iraq and duration hedging by mortgage investors provided support to the bond market rally. The Nasdaq composite index fell to a 6-year low and the Dow Jones industrial average declined to its lowest level in four years. The Federal Reserve had left short-term rates at 1.75 percent since the beginning of the year, noting most recently that the balance of risks is weighted toward economic weakness. In November, the rate was reduced to 1.25 percent.

Although consumer spending has been resilient, lingering weakness in manufacturing, employment and consumer confidence appear to be dampening the recovery. Zero-percent auto loans and mortgage refinancing provided a boost to spending in the third quarter. However, evidence of a slowing economy has been accumulating. Industrial production fell 0.3 percent in August for the first time this year, and the Producer Price Index also declined 0.3 percent in August, underscoring the weakness in demand. The number of people filing new claims for unemployment benefits has been above 400,000 for several weeks now, and a record number of people continue to collect unemployment. Housing starts and existing home sales have also fallen recently but remain at brisk levels, close to historic highs.

The shortening duration of the mortgage sector relative to other investment-grade fixed-income sectors has led to underperformance over the past six months. As mortgage rates fell to historically low levels, record numbers of homeowners refinanced their home mortgages, producing extremely high levels of prepayment. The Federal National Mortgage Association's (FNMA) disclosure that its duration gap fell to a negative 14 months at the end of August from a negative nine months in July heightened speculation about the financial health of the company. The preferred range for their duration gap is plus or minus six months and is a management guideline, not an absolute risk limit. FNMA has a wide variety of options at its disposal to bring its portfolio back into line, including the issuance of more short-term debt, a

TCW/DW Term Trust 2002
LETTER TO THE SHAREHOLDERS [] SEPTEMBER 30, 2002 continued

reconfiguring of its derivatives, and the purchase of more long-term mortgages or Treasuries to add duration. On October 1, FNMA reported that its duration gap had narrowed to 10 months.


The Portfolio
Approximately 41.3 percent of the Trust is invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the termination date of the Trust. An additional 4.6 percent is invested in inverse floating-rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 54.1 percent is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role, as the Trust seeks to achieve its objective of returning the original $10.00 per share offering price to shareholders at maturity. At September 30, 2002, there was no leverage in the Trust.


Looking Ahead
TCW Investment Management Company (TCW), the Trust's adviser, anticipates that prepayment rates should remain at historically high levels through year-end. According to the Mortgage Bankers Association the average rate on a 30-year fixed-rate mortgage has dropped to an all-time low of 5.90 percent for the week ended September 20, providing an economic incentive for almost every homeowner to refinance. TCW therefore expects to see a protracted wave of refinancing activity well into the fourth quarter as originators work through what's in their pipelines. TCW's outlook on the performance of the mortgage market has grown more positive recently, following several weeks of underperformance. A number of positive technical factors such as shrinking net supply and continued bank buying offset the rising risks of gross supply, volatility and prepayment uncertainty. The yield spread of the mortgage-backed security (MBS) sector over Treasuries is at or close to a historic high, while the credit exposure of the sector is minimal, with the vast majority of mortgage-backed securities rated AAA or higher. If interest rates remain at current levels, TCW believes that the duration of the MBS index is expected to lengthen by 6 to 12 months as 6.50 percent and 7.00 percent coupons are replaced with 5.50 percent and 6.00 percent ones. While the market is currently focusing on prepayments, extension risk could potentially become a concern if rates go up substantially. Historically, during periods of rising rates the MBS sector has been a top performer within the Lehman Aggregate Index.

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During this period the Trust did not purchase shares of common stock.

TCW/DW Term Trust 2002
LETTER TO THE SHAREHOLDERS [] SEPTEMBER 30, 2002 continued

Plan of Liquidation
TCW/DW Term Trust 2002 is scheduled to terminate on or about December 23, 2002. In light of the expected termination of the Trust, the Board of Trustees, on April 25, 2002, adopted a plan of liquidation, which took effect on July 1, 2002.

In preparation for termination, the Trust has determined that the last day of trading of the Trust's shares on the New York Stock Exchange (NYSE symbol: TRM) will be December 13, 2002, and, after the close of business on that date, shareholders will no longer be able to sell their shares on the New York Stock Exchange. All shareholders of record as of December 13, 2002, will receive a final distribution on December 23, 2002, which will constitute a liquidation distribution representing all or substantially all of the net assets of the Trust, with each shareholder receiving a final payment equal to the net asset value of his or her shares. It is currently anticipated that the Trust will meet its objective of returning at least $10.00 per share at its termination date of December 23, 2002.

We appreciate your ongoing support of TCW/DW Term Trust 2002 and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

/s/ C. Fiumefreddo                      /s/ Mitchell M. Merin
------------------                      ------------------------
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President and CEO

TCW/DW Term Trust 2002
PORTFOLIO OF INVESTMENTS [] SEPTEMBER 30, 2002


 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
              Collateralized Mortgage Obligations (41.6%)
              U.S. Government Agencies (24.2%)
 $ 16,569     Federal Home Loan Mortgage Corp. 1465 G (PAC) ...................      7.00 %     12/15/07   $17,043,990
    2,407     Federal Home Loan Mortgage Corp. 1481 H (PAC) ...................      6.875      08/15/21     2,414,831
      632     Federal Home Loan Mortgage Corp. 1519 J .........................     27.720+     05/15/08       704,329
    2,466     Federal Home Loan Mortgage Corp. 1542 HA (PAC) ..................      6.00       10/15/20     2,490,936
    3,907     Federal Home Loan Mortgage Corp. 1611 QB (PAC) ..................     22.313+     11/15/23     4,297,959
   14,276     Federal Home Loan Mortgage Corp. 1633 B .........................      6.50       09/15/23    14,850,903
   16,779     Federal Home Loan Mortgage Corp. 1638 K (PAC) ...................      6.50       03/15/23    17,568,277
   22,683     Federal Home Loan Mortgage Corp. 2143 CH (PAC) ..................      6.00       02/15/19    23,212,475
    3,114     Federal Home Loan Mortgage Corp. 2085 PA (PAC) ..................      6.00       07/15/17     3,124,217
    8,333     Federal National Mortgage Assoc. 1993-139 SP (PAC) ..............     18.024+     12/25/21     8,912,647
    3,623     Federal National Mortgage Assoc. 1993-179 SV ....................     19.00 +     10/25/21     3,752,007
                                                                                                           -----------
              Total U.S. Government Agencies (Cost $95,615,936) ........................................    98,372,571
                                                                                                           -----------
              Private Issues (17.4%)
    9,022     Bear Stearns Mortgage Securities Inc. 1993-10 A7 (PAC) ..........      7.20       07/25/24     9,022,000
   12,028     CMC Securities Corp. III 1994-C A9 (PAC) ........................      6.75       03/25/24    12,599,819
    8,666     CountryWide Funding Corp. 1994-4 A12 ............................      6.95       04/25/24     8,860,949
   14,848     General Electric Capital Mortgage Services, Inc. 1994-6 A9             6.50       09/25/22    14,941,307
    8,123     Prudential Home Mortgage Securities 1993-2 A7 ...................      7.00       02/25/08     8,148,225
    9,203     Prudential Home Mortgage Securities 1993-60 A3 (PAC) ............      6.75       12/25/23     9,439,738
    7,732     Residential Funding Mortgage Securities I 1993-S40 A8
               (TAC) ..........................................................      6.75       11/25/23     7,772,670
                                                                                                           -----------
              Total Private Issues (Cost $68,064,128)...................................................    70,784,708
                                                                                                           -----------
              Total Collateralized Mortgage Obligations (Cost $163,680,064).............................   169,157,279
                                                                                                           -----------
              Tax-Exempt Municipal Bonds (8.3%)
              Industrial Development Revenue (1.8%)
    7,400     Metropolitan Pier & Exposition Authority, Illinois, McCormick
               Place (Ambac) ..................................................      0.00       12/15/02     7,377,578
                                                                                                           -----------
              Other Revenue (2.5%)
   10,400     Texas, 1992 Refg Ser C (FGIC) ...................................      0.00       04/01/03    10,321,688
                                                                                                           -----------
              Tax Allocation Revenue (4.0%)
   33,140     Johnson County, Kansas, (Ambac) .................................      0.00       06/01/12    16,207,779
                                                                                                           -----------
              Total Tax-Exempt Municipal Bonds (Cost $33,567,675).......................................    33,907,045
                                                                                                           -----------

                        See Notes to Financial Statements

TCW/DW Term Trust 2002
PORTFOLIO OF INVESTMENTS [] SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
              U.S. Government Agency Mortgage Pass-Through Securities (1.5%)
  $ 4,830     Federal National Mortgage Assoc. ARM ................                  4.882%     04/01/30     $ 4,933,487
      938     Government National Mortgage Assoc. II ARM ..........                  5.375      06/20/25         965,851
                                                                                                             -----------
              Total U.S. Government Agency Mortgage Pass-Through Securities
              (Cost $5,771,865)...........................................................                     5,899,338
                                                                                                             -----------
              Short-Term Investments (42.3%)
              Commercial Paper (a) (32.2%)
              Banking (4.9%)
   20,000     Citicorp ............................................                  1.75       11/07/02       19,964,028
                                                                                                             ------------
              Finance/Rental/Leasing (8.8%)
    9,000     International Lease Finance Corp. ...................                  1.73       11/18/02        8,979,240
   11,000     International Lease Finance Corp. ...................                  1.73       11/26/02       10,970,398
    6,000     Paccar Financial Corp. ..............................                  1.74       10/24/02        5,993,330
   10,000     Paccar Financial Corp. ..............................                  1.74       10/10/02        9,995,650
                                                                                                             ------------
                                                                                                               35,938,618
                                                                                                             ------------
              Finance - Corporate (0.2%)
      833     Novartis Finance Corp. ..............................                  1.85       10/15/02          832,401
                                                                                                             ------------
              Financial Conglomerates (4.9%)
   20,000     General Electric Capital Corp. ......................                  1.75       11/14/02       19,957,222
                                                                                                             ------------
              Foods and Beverages (1.5%)
    6,000     Nestle Capital Corp. ................................                  1.70       10/21/02        5,994,333
                                                                                                             ------------
              Insurance (1.2%)
    5,000     MetLife Funding Inc. ................................                  1.70       12/05/02        4,984,417
                                                                                                             ------------
              International Banks (2.5%)
   10,000     Barclays U.S. Funding Inc. ..........................                  1.74       12/12/02        9,964,717
                                                                                                             ------------
              Pharmaceuticals: Generic (8.2%)
   19,000     Pfizer Inc. .........................................                  1.69       10/03/02       18,998,216
    2,500     Schering Corp. ......................................                  1.76       10/10/02        2,498,900
   11,700     Schering Corp. ......................................                  1.68       10/08/02       11,696,178
                                                                                                             ------------
                                                                                                               33,193,294
                                                                                                             ------------
              Total Commercial Paper (Cost $130,829,749) .................................                    130,829,030
                                                                                                             ------------

                        See Notes to Financial Statements

TCW/DW Term Trust 2002
PORTFOLIO OF INVESTMENTS [] SEPTEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
              U.S. Government Agencies (a) (9.1%)
 $ 20,000     Federal Home Loan Bank .......................                         1.72 %     10/02/02     $ 19,999,044
   15,000     Federal Home Loan Mortgage Corp. .............                         2.14       12/13/02       14,934,017
    2,000     Federal National Mortgage Assoc. .............                         2.12       11/29/02        1,993,051
                                                                                                             ------------
              Total U.S. Government Agencies (Cost $36,927,003)......................                          36,926,112
                                                                                                             ------------
              Repurchase Agreement (1.0%)
    4,175     The Bank of New York (dated 09/30/02; proceeds
                $4,174,985) (b) (Cost $4,174,797).............                       1.625      10/01/02        4,174,797
                                                                                                             ------------
              Total Short-Term Investments (Cost $171,931,549).......................                         171,929,939
                                                                                                             ------------

              Total Investments (Cost $374,951,153) (c) .......................................    93.7%      380,893,601
              Other Assets In Excess of Liabilities ...........................................     6.3        25,645,676
                                                                                                -------      ------------
              Net Assets ......................................................................   100.0%     $406,539,277
                                                                                                =======      ============

------------
   ARM      Adjustable rate mortgage.
   PAC      Planned Amortization Class.
   TAC      Targeted Amortization Class.
    +       Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate. Rate shown is the rate in effect at September
            30, 2002.
   (a)      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b)      Collateralized by $3,834,837 Federal Home Loan Bank Note 5.625% due
            11/15/11 valued at $4,258,467.
   (c)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,945,409 and the aggregate gross unrealized depreciation is $1,002,961, resulting in net unrealized appreciation of $5,942,448.


Bond Insurance:
---------------
   Ambac    Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.



                        See Notes to Financial Statements

TCW/DW Term Trust 2002
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2002

Assets:
Investments in securities, at value (cost $374,951,153).................     $ 380,893,601
Receivable for:
  Investments sold .....................................................        24,707,441
  Interest .............................................................         1,255,865
Prepaid expenses and other assets ......................................             6,616
                                                                             -------------
  Total Assets .........................................................       406,863,523
                                                                             -------------
Liabilities:
Payable for:
  Management fee .......................................................           135,241
  Investment advisory fee ..............................................            90,160
Accrued expenses and other payables ....................................            98,845
Contingencies (Note 8) .................................................                 -
                                                                             -------------
  Total Liabilities ....................................................           324,246
                                                                             -------------
  Net Assets ...........................................................     $ 406,539,277
                                                                             =============
Composition of Net Assets:
Paid-in-capital ........................................................     $ 362,795,406
Net unrealized appreciation ............................................         5,942,448
Accumulated undistributed net investment income ........................        34,459,172
Accumulated undistributed net realized gain ............................         3,342,251
                                                                             -------------
  Net Assets ...........................................................     $ 406,539,277
                                                                             =============
Net Asset Value Per Share,
37,876,061 shares outstanding (unlimited shares authorized of $.01 par
 value) ................................................................     $       10.73
                                                                             =============


                        See Notes to Financial Statements

TCW/DW Term Trust 2002
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended September 30, 2002



Net Investment Income:
Interest Income ...............................    $ 24,607,873
                                                   ------------
Expenses
Management fee ................................       1,592,853
Investment advisory fee .......................       1,061,902
Transfer agent fees and expenses ..............         156,242
Professional fees .............................          55,412
Shareholder reports and notices ...............          30,093
Registration fees .............................          20,688
Trustees' fees and expenses ...................          12,917
Custodian fees ................................          12,430
Other .........................................           1,327
                                                   ------------
  Total Expenses ..............................       2,943,864
                                                   ------------
  Net Investment Income .......................      21,664,009
                                                   ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain .............................       4,013,273
Net change in unrealized appreciation .........      (9,701,121)
                                                   ------------
  Net Loss ....................................      (5,687,848)
                                                   ------------
Net Increase ..................................    $ 15,976,161
                                                   ============



                        See Notes to Financial Statements

TCW/DW Term Trust 2002
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                      FOR THE YEAR         FOR THE YEAR
                                                                                          ENDED               ENDED
                                                                                   SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
                                                                                  -------------------- -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...........................................................    $  21,664,009        $  23,247,707
Net realized gain (loss) ........................................................        4,013,273             (366,454)
Net change in unrealized appreciation/depreciation ..............................       (9,701,121)          28,558,647
                                                                                     -------------        -------------
  Net Increase ..................................................................       15,976,161           51,439,900
Dividends to shareholders from net investment income ............................      (18,180,246)         (18,194,340)
Decrease from transactions in shares of beneficial interest .....................                -           (1,774,725)
                                                                                     -------------        -------------
  Net Increase (Decrease) .......................................................       (2,204,085)          31,470,835
Net Assets:
Beginning of period .............................................................      408,743,362          377,272,527
                                                                                     -------------        -------------
End of Period
(Including accumulated undistributed net investment income of $34,459,172 and
$30,985,101, respectively).......................................................    $ 406,539,277        $ 408,743,362
                                                                                     =============        =============

                        See Notes to Financial Statements

TCW/DW Term Trust 2002
NOTES TO FINANCIAL STATEMENTS [] SEPTEMBER 30, 2002

1. Organization and Accounting Policies

TCW/DW Term Trust 2002 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on August 28, 1992 and commenced operations on November 30, 1992.

The last day of trading of the Trust's shares on the New York Stock Exchange will be December 13, 2002. All shareholders of record as of December 13, 2002 will receive a final distribution on December 23, 2002, which will constitute a liquidation distribution representing all or substantially all of the assets of the Trust with each shareholder receiving a final payment equal to the net asset value of his or her shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Investment Management Company (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW Term Trust 2002
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 continued

C. Federal Income Tax Status - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Management/Investment Advisory Agreements
Pursuant to a Management Agreement, the Trust pays Morgan Stanley Services Company Inc. (the "Manager") a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.


Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.


3. Security Transactions and Transactions with Affiliates The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 were as follows:


                                                                  SALES/
                                                               PREPAYMENTS
                                                              --------------
U.S. Government Agencies ..................................    $99,774,045
Private Issue Collateralized Mortgage Obligations .........     63,057,072
Municipal Bonds ...........................................      6,610,000

Morgan Stanley Trust, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 2002, the Trust had transfer agent fees and expenses payable of approximately $17,100.

TCW/DW Term Trust 2002
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 continued

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:



                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                              PAR VALUE       EXCESS OF
                                                                                SHARES        OF SHARES       PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, September 30, 2000 .............................................     38,060,861      $ 380,608     $364,189,523
Treasury shares purchased and retired (weighted average discount 4.25%)*        (184,800)       (18,480)      (1,756,245)
                                                                              ----------      ---------     ------------
Balance, September 31, 2001 and September 30, 2002 ......................     37,876,061      $ 362,128     $362,433,278
                                                                              ==========      =========     ============

------------
* The Trustees have voted to retire the shares purchased.


5. Reverse Repurchase and Dollar Roll Agreements
Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

At September 30, 2002, there were no reverse repurchase agreements or dollar rolls outstanding.


6. Dividends
The Trust declared the following dividends from net investment income:




      DECLARATION           AMOUNT           RECORD             PAYABLE
         DATE             PER SHARE           DATE                DATE
----------------------   -----------   -----------------   -----------------
  September 24, 2002        $ 0.04      October 4, 2002     October 18, 2002

On April 25, 2002, the Trust's Board of Trustees adopted a plan of liquidation to take effect on July 1, 2002 whereby any dividend distributions declared to shareholders after that date and up to the Trust's termination date will be deemed liquidating distributions.


7. Federal Income Tax Status
During the year ended September 30, 2002, the Trust utilized its net capital loss carryover of approximately $323,000.

As of September 30, 2002, the Trust had permanent book/tax differences attributable to reclassification of net gains on paydowns. To reflect reclassifications arising from these differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $9,692.

TCW/DW Term Trust 2002
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 continued

8. Litigation
Four purported class action lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants - but not against the Trust - by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against the two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgement on the pleadings. In August, 1997, plaintiffs filed a motion for the class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiff's motion for class certification. The Court ruled that plaintiff's motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." The case has been settled. On October 13, 1998, three separate class actions alleging similar claims on behalf of the residents of the states of Florida, New Jersey and New York were filed in the state courts of those states. The defendants removed the Florida action to federal court and the plaintiffs' motion to remand the action to state court was denied. Motions to dismiss were filed by the defendants in the Florida action on August 30, 1999, in the New Jersey action on July 26, 1999 and in the New York action on September 10, 1999. The New Jersey action was dismissed by the court with prejudice and no appeal was filed. The motion to dismiss the Florida action was denied January 27, 2000. The case was subsequently removed to Florida state court and the litigation remains pending. Supreme Court of the State of New York dismissed the New York action with prejudice on April 25, 2000 and no appeal was filed. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW Term Trust 2002
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                               -------------------------------------------------------------------
                                                                   2002         2001          2000          1999          1998
                                                               ------------ ------------ ------------- ------------- -------------
Selected Per Share Data:
Net asset value, beginning of period. ......................   $    10.79       $  9.91     $    9.92      $ 10.66       $  9.89
                                                               ----------     ---------     ---------      -------       -------
Income (loss) from investment operations:
 Net investment income .....................................         0.57*         0.61*         0.58*        0.74          0.72
 Net realized and unrealized gain (loss) ...................        (0.15)         0.75         (0.02)       (0.81)         0.67
                                                               ----------     ---------     ---------      -------       -------
Total income (loss) from investment operations .............         0.42          1.36          0.56        (0.07)         1.39
                                                               ----------     ---------     ---------      -------       -------
Less dividends and distributions from:
 Net investment income .....................................        (0.48)        (0.48)        (0.59)       (0.66)        (0.66)
 Net realized gain .........................................            -             -             -        (0.03)            -
                                                               ----------     ---------     ---------      -------       -------
Total dividends and distributions ..........................        (0.48)        (0.48)        (0.59)       (0.69)        (0.66)
                                                               ----------     ---------     ---------      -------       -------
Anti-dilutive effect of acquiring treasury shares* .........            -             -          0.02         0.02          0.04
                                                               ----------     ---------     ---------      -------       -------
Net asset value, end of period. ............................   $    10.73     $   10.79     $    9.91      $  9.92       $ 10.66
                                                               ==========     =========     =========      =======       =======
Market value, end of period ................................   $    10.68     $   10.55     $   9.375      $ 9.375      $  9.875
                                                               ==========     =========     =========      =======       =======
Total Return+ .............................................          5.90%        18.03%         6.54%        1.90%        16.04%
Ratios to Average Net Assets:
Operating expenses .........................................         0.72%         0.74%         0.75%        0.77%         0.78%
Interest expense ...........................................            -          0.47%         2.06%        1.27%         1.79%
Net expenses ...............................................         0.72%         1.21%         2.81%        2.04%         2.57%
Net investment income ......................................         5.30%         5.90%         6.00%        7.08%         6.81%
Supplemental Data:
Net assets, end of period, in thousands ....................   $  406,539     $ 408,743     $ 377,273     $391,539      $435,627
Portfolio turnover rate ....................................         - [+/+]        - [+/+]         4%          17%         - [+/+]

------------
   * The per share amounts were computed using an average number of shares outstanding during the period.
   + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's reinvestment plan. Total return does not reflect brokerage commissions.
 [+/+]   Less than 0.5%.


                        See Notes to Financial Statements

TCW/DW Term Trust 2002
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of TCW/DW Term Trust 2002:


We have audited the accompanying statement of assets and liabilities of TCW/DW Term Trust 2002 (the "Trust"), including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCW/DW Term Trust 2002 as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 11, 2002

--------------------------------------------------------------------------------

                       2002 Federal Tax Notice (unaudited)

        Of the Trust's ordinary income dividends paid during the fiscal year ended September 30, 2002, 0.53% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

--------------------------------------------------------------------------------

TCW/DW Term Trust 2002
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                                                                                         Number of
                                                         Term of                                                       Portfolios in
                                                       Office and                                                          Fund
                                       Position(s)      Length of                                                         Complex
       Name, Age and Address of         Held with         Time                                                           Overseen
         Independent Trustee            Registrant       Served*        Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------- ---------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Trustee       Since            Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and
New York, NY                                                         Chief Executive Officer of Levitz Furniture
                                                                     Corporation (November 1995-November 1998)
                                                                     and President and Chief Executive Officer
                                                                     of Hills Department Stores (May 1991-July
                                                                     1995); formerly variously Chairman, Chief
                                                                     Executive Officer, President and Chief
                                                                     Operating Officer (1987-1991) of the Sears
                                                                     Merchandise Group of Sears, Roebuck & Co.




New York, NY                          Trustee       Since            Director or Trustee of the Morgan Stanley              129
Edwin J. Garn (69)                                  January 1993     Funds and the TCW/DW Term Trusts; formerly
c/o Summit Ventures LLC                                              United States Senator (R-Utah) (1974-1992)
1 Utah Center                                                        and Chairman, Senate Banking Committee
201 S. Main Street                                                   (1980-1986); formerly Mayor of Salt Lake City,
Salt Lake City, UT                                                   Utah (1971-1974); formerly Astronaut,
                                                                     Space Shuttle Discovery (April 12-19,
                                                                     1985); Vice Chairman, Huntsman Corporation
                                                                     (chemical company); member of the Utah
                                                                     Regional Advisory Board of Pacific Corp.





Wayne E. Hedien (68)                  Trustee       Since            Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as
New York, NY                                                         Chairman of The Allstate Corporation
                                                                     (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its
                                                                     wholly-owned subsidiary, Allstate
                                                                     Insurance Company (July 1989-December
                                                                     1994).






       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------  ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway


New York, NY                          Director of Franklin Covey (time management systems),
Edwin J. Garn (69)                    BMW Bank of North America, Inc. (industrial loan
c/o Summit Ventures LLC               corporation), United Space Alliance (joint venture
1 Utah Center                         between Lockheed Martin and the Boeing Company) and
201 S. Main Street                    Nuskin Asia Pacific (multilevel marketing); member of
Salt Lake City, UT                    the board of various civic and charitable organizations.


Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private mortgage insurance);
c/o Mayer, Brown, Rowe & Maw          Trustee and Vice Chairman of The Field Museum Natural History;
Counsel to the Independent Trustees   director of various other business and charitable organizations.
1675 Broadway
New York, NY

TCW/DW Term Trust 2002
TRUSTEE AND OFFICER INFORMATION continued



                                                                                                                       Number of
                                                         Term of                                                     Portfolios in
                                                       Office and                                                        Fund
                                         Position(s)    Length of                                                       Complex
        Name, Age and Address of          Held with       Time                                                         Overseen
          Independent Trustee             Registrant     Served*      Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------- ------------ ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Trustee       Since        Chairman of the Audit Committee and Director           129
c/o Johnson Smick International, Inc.                 July 1991    or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                      TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                   Smick International, Inc., a consulting firm;
                                                                   Co-Chairman and a founder of the Group
                                                                   of Seven Council (G7C), an international
                                                                   economic commission; formerly Vice
                                                                   Chairman of the Board of Governors of
                                                                   the Federal Reserve System and Assistant
                                                                   Secretary of the U.S. Treasury.


Michael E. Nugent (66)                  Trustee       Since        Chairman of the Insurance Committee and                207
c/o Triumph Capital, L.P.                             July 1991    Director or Trustee of the Morgan Stanley
237 Park Avenue                                                    Funds and the TCW/DW Term Trusts; director/
New York, NY                                                       trustee of various investment companies
                                                                   managed by Morgan Stanley Investment
                                                                   Management Inc. and Morgan Stanley
                                                                   Investments LP (since July 2001); General
                                                                   Partner, Triumph Capital, L.P., a private
                                                                   investment partnership; formerly Vice
                                                                   President, Bankers Trust Company and BT
                                                                   Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

TCW/DW Term Trust 2002
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:





                                                                                                                         Number of
                                                         Term of                                                       Portfolios in
                                                       Office and                                                          Fund
                                     Position(s)        Length of                                                         Complex
   Name, Age and Address of           Held with           Time                                                           Overseen
      Interested Trustee             Registrant          Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
------------------------------ ---------------------- ------------  ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since         Chairman and Director or Trustee of the                 129
c/o Morgan Stanley Trust                              July 1991     Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                        Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                          Officer and Director of the Investment Manager,
Jersey City, NJ                                                     the Distributor and Morgan Stanley Services,
                                                                    Executive Vice President and Director of Morgan
                                                                    Stanley DW, Chairman and Director of the Transfer
                                                                    Agent, and Director and/or officer of various
                                                                    Morgan Stanley subsidiaries (until June 1998) and
                                                                    Chief Executive Officer of the Morgan Stanley
                                                                    Funds and the TCW/DW Term Trusts (until September
                                                                    2002).


James F. Higgins (54)          Trustee                Since         Senior Advisor of Morgan Stanley (since                 129
c/o Morgan Stanley Trust                              June 2000     August 2000); Director of the Distributor and
Harborside Financial Center,                                        Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                          the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                     Term Trusts (since June 2000); previously
                                                                    President and Chief Operating Officer of the
                                                                    Private Client Group of Morgan Stanley (May
                                                                    1999-August 2000), President and Chief Operating
                                                                    Officer of Individual Securities of Morgan
                                                                    Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Trustee                Since         Director or Trustee of the Morgan Stanley               129
1585 Broadway                                         April 1994    Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                        of the Board of Directors and Chief Executive
                                                                    Officer of Morgan Stanley and Morgan Stanley DW;
                                                                    Director of the Distributor; Chairman of the
                                                                    Board of Directors and Chief Executive Officer of
                                                                    Novus Credit Services Inc.; Director and/or
                                                                    officer of various Morgan Stanley subsidiaries.




   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
   * Each Trustee serves an indefinite term, until his or her successor is elected.
   ** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

TCW/DW Term Trust 2002
TRUSTEE AND OFFICER INFORMATION continued

Officers:





                                                       Term of
                                                      Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with             Time
      Executive Officer            Registrant          Served*                  Principal Occupation(s) During Past 5 Years
----------------------------- ------------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (49)        President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer
                                                  Officer since     (since June 1998) of the Investment Manager and Morgan
                                                  September 2002    Stanley Services; Chairman, Chief Executive Officer and
                                                                    Director of the Distributor (since June 1998); Chairman
                                                                    (since June 1998) and Director (since January 1998) of the
                                                                    Transfer Agent; Director of various Morgan Stanley
                                                                    subsidiaries; President (since May 1999) and Chief Executive
                                                                    Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                    investment companies (since December 1999); previously Chief
                                                                    Strategic Officer of the Investment Manager and Morgan
                                                                    Stanley Services and Executive Vice President of the
                                                                    Distributor (April 1997-June 1998), Vice President of the
                                                                    Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                    Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,     Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   Secretary and       February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                  General Counsel                       Management; Managing Director (since December 2000), and
                                                                    Secretary and General Counsel (since February 1997) and
                                                                    Director (since July 1998) of the Investment Manager and
                                                                    Morgan Stanley Services; Assistant Secretary of Morgan
                                                                    Stanley DW; Vice President, Secretary and General Counsel of
                                                                    the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                    February 1997); Vice President and Secretary of the
                                                                    Distributor; previously, Senior Vice President, Assistant
                                                                    Secretary and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Since             First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                          April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                        Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                        Stanley Services and Chief Executive Officer and Director of
                                                                    the Transfer Agent; previously Managing Director of the TCW
                                                                    Group Inc.

Joseph J. McAlinden (59)      Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                       July 1995         Investment Manager, Morgan Stanley Investment Management
New York, NY                                                        Inc. and Morgan Stanley Investments LP; Director of the
                                                                    Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                    Funds.

Francis Smith (37)            Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer                     2002); Executive Director of the Investment Manager and
Plaza Two,                                                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                     Vice President of the Investment Manager and Morgan Stanley
                                                                    Services (August 2000-November 2001), Senior Manager at
                                                                    PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                    Associate-Fund Administration at BlackRock Financial
                                                                    Management (July 1996-December 1997).

------------
   * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo                                        [TCW/DW logo]
Chairman
                                                             TERM TRUST 2002
Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President
                                                            [GRAPHIC OMITTED]
Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Executive Officer

                                                              ANNUAL REPORT
                                                              September 30, 2002

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

MANAGER
Morgan Stanley Services Company Inc.
1221 Avenue of the Americas
New York, New York 10020


ADVISER
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angles, CA 90017

                                                       37961RPT-8857J02-OS-10/02